                                                         SEC File Nos. 333-56286
                                                                       811-10307


             NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

                            U.S. GOVERNMENT CASH FUND
                               TREASURY CASH FUND

                       Supplement dated December 26, 2002
               to the Service Class Prospectus dated March 1, 2002

         The Board of Trustees of New York Life Investment Management Institutional Funds (the "Trust") has approved a Plan of Liquidation and Dissolution (the "Plan") relating to the U.S. Government Cash Fund and the Treasury Cash Fund (the "Funds"), effective January 2, 2003. Management's recommendation to the Board to approve the Plan was based on the Funds' inability to attract new assets due primarily to unprecedented low levels in treasuries and money fund yields. As a result, the Board of Trustees has concluded that it is advisable and in the best interests of shareholders to liquidate the Funds.

         Effective January 2, 2003, the Funds will suspend sales to shareholders and additional investments by existing shareholders. All current shareholders will continue to have the right to redeem shares. It is anticipated that each of the Funds will liquidate on or about January 31, 2003. Any remaining shareholders on the date of liquidation will receive a distribution in liquidation of their respective Fund.



            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

                                                         SEC File Nos. 333-56286
                                                                       811-10307



             NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

                            U.S. GOVERNMENT CASH FUND
                               TREASURY CASH FUND

                       Supplement dated December 26, 2002
           to the Institutional Class Prospectus dated March 1, 2002

         The Board of Trustees of New York Life Investment Management Institutional Funds (the "Trust") has approved a Plan of Liquidation and Dissolution (the "Plan") relating to the U.S. Government Cash Fund and the Treasury Cash Fund (the "Funds"), effective January 2, 2003. Management's recommendation to the Board to approve the Plan was based on the Funds' inability to attract new assets due primarily to unprecedented low levels in treasuries and money fund yields. As a result, the Board of Trustees has concluded that it is advisable and in the best interests of shareholders to liquidate the Funds.

         Effective January 2, 2003, the Funds will suspend sales to shareholders and additional investments by existing shareholders. All current shareholders will continue to have the right to redeem shares. It is anticipated that each of the Funds will liquidate on or about January 31, 2003. Any remaining shareholders on the date of liquidation will receive a distribution in liquidation of their respective Fund.



            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.